Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary stock, shares par value	$ 0.004	$ 0.004
Ordinary stock, shares authorized	1,000,000,000	1,000,000,000
Ordinary stock, shares issued	60,819,897	35,174,479
Ordinary stock, shares outstanding	60,819,897	35,174,479